Electric City Value Fund

			Schedule of Investments
			May 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Communications Services
11,000	XM Satellite Radio Holdings, Inc. *	$ 158,620	4.55%

Construction Services
1,000	Ashland, Inc.	62,500	1.79%

Eating and Drinking Places
1,500	McDonalds Corp.	49,755	1.43%

Electronic Connectors
3,500	Tyco Laboratories, Inc.	94,885	2.72%

Electronic & Other Electrical Equipment
3,000	General Electric Co.	102,780	2.95%

Fire, Marine, and Casualty Insurance
900	Allstate Corp.	49,509
30	Berkshire Hathaway Class B *	92,070
		141,579	4.06%

Househould Audio and Video Equipment
8,600	Rockford Corp. *	32,250	0.92%

Instruments for Measuring and Testing of Electricity
31,008	Electric & Gas Technology, Inc. *	31,318	0.90%

Investment Advice
2,500	Amvescap ADR	48,875
700	Value Line, Inc.	29,330
		78,205	2.24%

Lumber and Other Building Material
2,500	Home Depot, Inc.	95,300	2.73%

Miscellaneous Fabricated Textile Products
14,200	Decorator Industries, Inc.	122,830	3.52%

Motor Vehicle Parts & Accessories
3,000	Superior Industires International, Inc.	55,170	1.58%

National Commercial Banks
1,800	Bankamerica Corp.	87,120
1,500	Citigroup, Inc.	73,950
1,000	Community Bank System, Inc.	19,390
3,000	Partners Trust Financial Group, Inc.	34,230
470	Toronto Dominion Bank	25,488
		240,178	6.89%

Natural Gas Transmission
1,755	National Grid PLC	99,456	2.85%

Plastics Material Synthetic Resins
17,900	Landec Corp. *	153,761	4.41%

Petroleum Refining
600	Marathon Oil Corp.	45,030	1.29%

Pharmaceuticals Preparations
2,500	Schering-Plough Corp.	47,650	1.37%

Prepackaged Software
6,500	Microsoft Corp.	147,225	4.22%

Savings Institutions, Federal
1,800	Washington Mutual, Inc.	82,638	2.37%

Services - Advertising
1,800	Valassis Communications, Inc. *	52,182	1.50%

Services - Business Services
13,671	Edgar Online, Inc. *	58,785
10,000	Onvia, Inc. *	54,200
257,400	Stockgroup Information Systems, Inc.*	109,395
		222,380	6.38%

Services - Personal Services
3,200	Steiner Leisure Ltd. *	133,408	3.82%

State Commercial Banks
980	Banknorth Group, Inc.	28,067	0.80%

Telephone and Telegraph Apparatus
8,000	Plantronics, Inc.	172,400	4.94%

Real Estate
3,000	Tejon Ranch Co. *	125,040	3.59%

Watches, Clocks, Clockwork Operated Devices & Parts
2,200	Movado Group, Inc.	41,118	1.18%

Water Transportation
1,800	Alexander & Baldwin, Inc.	81,450	2.34%

Women's, Misses' and Juniors' Outerwear
2,400	Liz Claiborne, Inc.	92,808	2.66%

Total for Common Stock (Cost $2,115,328)		2,789,983	79.99%

CASH AND EQUIVALENTS
691,395	Fidelity Money Market Portfolio Select Class 4.66% (Cost $691,395)	691,395	19.82%

	Total Investments (Cost $2,806,723)	3,481,377	99.81%

	Other Assets Less Liabilties	6,475	0.19%

	Net Assets	$ 3,487,852	100.00%

* Non-income producing security
(a) Variable rate security: the coupon rate shown represents the yield at May 31, 2006

NOTES TO FINANCIAL STATEMENTS

The Electric City Value Fund

1. SECURITY TRANSACTIONS

At May 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,806,723 amounted to $674,655 which consisted of aggregate gross unrealized appreciation of  $837,480 and aggregate gross unrealized depreciation of $162,825